Note 19 - Accumulated Other Comprehensive Income (Loss) - Changes in Accumulated Other Comprehensive Income (Loss) by Component, Net of Tax (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Balance		$ 137,775	$ 128,290
Amount reclassified from accumulated other comprehensive income		0
Total other comprehensive income		2,442	1,996
Total other comprehensive income		2,442	1,996
Balance		143,810	137,775
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]
Balance	[1]	1,842	(154)
Other comprehensive income, before reclassification	[1]		2,149
Amount reclassified from accumulated other comprehensive income	[1]		(153)
Total other comprehensive income	[1]	2,442	1,996
Total other comprehensive income	[1]	2,442	1,996
Balance	[1]	$ 4,284	$ 1,842

[1]	All amounts are net of tax. Amounts in parentheses indicate debits to accumulated other comprehensive income.